Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	dei_EntityCentralIndexKey	0001006415
Hartford Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hartford Multi-Asset Income Fund Summary Section
Supplement [Text Block]	hmfic_SupplementTextBlock

JULY 31, 2018

SUPPLEMENT TO

HARTFORD MULTI-STRATEGY FUNDS PROSPECTUS

DATED MARCH 1, 2018, AS SUPPLEMENTED THROUGH JUNE 25, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

Effective immediately, under the heading “Hartford Multi-Asset Income Fund Summary Section – Past Performance - Average Annual Total Returns,” the sub-section entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	including sales charges
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns for the Fund over time compared to those of the Fund’s blended benchmark and the Fund’s two broad-based market indices. The returns are also shown below for the Fund’s former benchmarks and blended benchmarks. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

As of December 31, 2017, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending December 31, 2017 (including sales charges)
Supplement One [Text Block]	hmfic_SupplementOneTextBlock	This Supplement should be retained with your Statutory Prospectus for future reference.
Hartford Multi-Asset Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	4.75%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.69%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class T – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	6.94%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	8.07%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.25%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	9.84%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.20%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3 – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	9.63%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4 – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	9.75%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.98%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5 – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	9.80%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.14%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	9.90%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | Class F
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class F – Return Before Taxes	[1]
1 Year	rr_AverageAnnualReturnYear01	9.92%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A – After Taxes on Distributions	[1]
1 Year	rr_AverageAnnualReturnYear01	2.70%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.01%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A – After Taxes on Distributions and Sale of Fund Shares	[1]
1 Year	rr_AverageAnnualReturnYear01	2.94%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | 55% Bloomberg Barclays U.S. Aggregate Bond Index/ 45% S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	55% Bloomberg Barclays U.S. Aggregate Bond Index/ 45% S&P 500 Index	[1]
1 Year	rr_AverageAnnualReturnYear01	11.46%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | Bloomberg Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	3.54%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.70%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	13.90%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	12.34%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | 30% MSCI All Country World (ACWI) Index (Net)/ 23.4% ICE BofAML Global High Yield Constrained Index/ 23.3% S&P/LSTA Leveraged Loan Index/ 23.3% JP Morgan Emerging Markets Bond Index Plus
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	30% MSCI All Country World (ACWI) Index (Net)/ 23.4% ICE BofAML Global High Yield Constrained Index/ 23.3% S&P/LSTA Leveraged Loan Index/ 23.3% JP Morgan Emerging Markets Bond Index Plus	[1]
1 Year	rr_AverageAnnualReturnYear01	12.23%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | MSCI All Country World (ACWI) Index (Net)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World (ACWI) Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	23.97%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	8.14%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | ICE BofAML Global High Yield Constrained Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	ICE BofAML Global High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	10.17%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | S&P/LSTA Leveraged Loan Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P/LSTA Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	4.12%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.69%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | JP Morgan Emerging Markets Bond Index Plus
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	JP Morgan Emerging Markets Bond Index Plus (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	8.29%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.51%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | 30% MSCI All Country World Index (ACWI) (Net)/ 23.4% ICE BofAML Global High Yield Constrained Index/ 23.3% Credit Suisse Leveraged Loan Index/ 23.3% JP Morgan Emerging Markets Bond Index Plus
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	30% MSCI All Country World Index (ACWI) (Net)/ 23.4% ICE BofAML Global High Yield Constrained Index/ 23.3% Credit Suisse Leveraged Loan Index/ 23.3% JP Morgan Emerging Markets Bond Index Plus	[1]
1 Year	rr_AverageAnnualReturnYear01	12.27%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	5.68%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]
Hartford Multi-Asset Income Fund | Credit Suisse Leveraged Loan Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Credit Suisse Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	4.25%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2014	[1]

[1]	Effective July 31, 2018, the Fund changed its benchmarks to Bloomberg Barclays U.S. Aggregate Bond Index and the S&P 500 Index and its blended benchmark to 55% Bloomberg Barclays U.S. Aggregate Bond Index/ 45% S&P 500 Index. The Fund changed these benchmarks because the Investment Manager believes that these benchmarks better reflect the Fund’s investment strategy. On March 1, 2018, the Fund previously changed one of its fixed income benchmarks, the Credit Suisse Leveraged Loan Index, to the S&P/LSTA Leveraged Loan Index, as well as its blended benchmark to reflect the replacement of the Credit Suisse Leveraged Loan Index with the S&P/LSTA Leveraged Loan Index. The Fund changed these benchmarks because the Investment Manager believed that the Credit Suisse Leverage Loan Index better reflected the Fund's investment strategy on March 1, 2018. The blended benchmarks are calculated by the Investment Manager.